Inventories - net (Tables)	12 Months Ended
Jun. 30, 2016
Inventory Disclosure [Abstract]
Schedule of components of inventory

The components of inventories include the following:

	June 30, 2016	June 30, 2015

Raw materials	$1,791,791	$1,730,153
Work in process	1,269,539	919,444
Finished goods	1,171,343	812,643
Reserve for obsolescence	(395,864)	(280,863)
	$3,836,809	$3,181,377